Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
AeroVironment, Inc.
(a)
.................. 4,017 $ 1,118,293
Axon Enterprise, Inc.
(a)
................. 7,979 3,858,485
BWX Technologies, Inc. ................ 9,844 2,022,253
Carpenter Technology Corp. ............. 5,145 1,635,235
Curtiss-Wright Corp. ................... 4,038 2,651,714
HEICO Corp. ....................... 4,542 1,502,993
HEICO Corp. , Class A .................. 8,295 2,111,824
Howmet Aerospace, Inc. ................ 41,748 8,686,924
L3Harris Technologies, Inc. .............. 20,054 6,875,514
Rocket Lab Corp.
(a)
................... 45,064 3,608,274
Textron, Inc. ........................ 19,535 1,720,252
TransDigm Group, Inc. ................. 5,746 8,202,645
Woodward, Inc. ...................... 6,343 2,016,059
46,010,465
Air Freight & Logistics — 1.4%
CH Robinson Worldwide, Inc. ............ 12,667 2,469,432
Expeditors International of Washington, Inc. ... 14,346 2,303,107
FedEx Corp. ........................ 23,757 7,655,693
United Parcel Service, Inc. , Class B ........ 79,620 8,457,236
20,885,468
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 22,497 1,704,148
Automobiles — 1.1%
Ford Motor Co. ...................... 422,595 5,865,618
General Motors Co. ................... 100,240 8,420,160
Rivian Automotive, Inc. , Class A
(a)
.......... 81,949 1,208,748
15,494,526
Banks — 3.3%
Citizens Financial Group, Inc. ............ 47,253 2,975,994
Fifth Third Bancorp ................... 97,001 4,871,390
First Citizens BancShares, Inc. , Class A ...... 1,115 2,307,571
Huntington Bancshares, Inc. ............. 213,003 3,723,292
KeyCorp ........................... 101,139 2,176,511
M&T Bank Corp. ..................... 16,516 3,659,450
PNC Financial Services Group, Inc. (The) .... 42,298 9,445,143
Regions Financial Corp. ................ 92,267 2,629,610
Truist Financial Corp. .................. 138,769 7,135,502
US Bancorp ........................ 167,181 9,380,526
48,304,989
Beverages — 0.8%
Constellation Brands, Inc. , Class A ......... 16,323 2,557,814
Keurig Dr Pepper, Inc. ................. 130,474 3,580,207
Monster Beverage Corp.
(a)
............... 73,759 5,956,777
12,094,798
Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc.
(a)
........... 13,689 4,627,703
Biogen, Inc.
(a)
....................... 15,184 2,731,450
Incyte Corp.
(a)
....................... 17,512 1,752,426
Insmed, Inc.
(a)
....................... 22,491 3,528,163
Natera, Inc.
(a)
....................... 14,143 3,269,013
Regeneron Pharmaceuticals, Inc. .......... 10,835 8,033,611
Summit Therapeutics, Inc.
(a) (b)
............. 12,233 177,134
United Therapeutics Corp.
(a)
.............. 4,267 2,003,314
26,122,814
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
................ 144,875 2,920,680
eBay, Inc. .......................... 48,724 4,444,603
7,365,283
Security
Shares
Shares Value
Building Products — 1.2%
Allegion plc ......................... 9,281 $ 1,534,985
Carlisle Cos., Inc. .................... 4,681 1,595,706
Carrier Global Corp. ................... 84,531 5,036,357
Johnson Controls International plc ......... 65,830 7,850,886
Lennox International, Inc. ............... 3,540 1,752,583
17,770,517
Capital Markets — 3.5%
Ameriprise Financial, Inc. ............... 9,963 5,252,394
Ares Management Corp. , Class A .......... 21,888 3,275,977
Bank of New York Mellon Corp. (The) ....... 72,170 8,654,626
Carlyle Group, Inc. (The) ................ 23,375 1,373,983
Coinbase Global, Inc. , Class A
(a)
........... 24,279 4,728,092
Interactive Brokers Group, Inc. , Class A ...... 47,735 3,574,397
LPL Financial Holdings, Inc. .............. 8,617 3,140,896
MSCI, Inc. ......................... 7,810 4,758,008
Nasdaq, Inc. ........................ 40,056 3,881,026
Northern Trust Corp. ................... 20,453 3,056,292
Raymond James Financial, Inc. ........... 18,397 3,051,326
State Street Corp. .................... 29,989 3,924,361
T. Rowe Price Group, Inc. ............... 23,317 2,464,141
51,135,519
Chemicals — 2.1%
Air Products & Chemicals, Inc. ............ 23,903 6,513,567
Corteva, Inc. ........................ 73,728 5,367,398
Dow, Inc. .......................... 75,272 2,073,744
DuPont de Nemours, Inc. ............... 45,130 1,982,110
Ecolab, Inc. ........................ 27,321 7,704,249
International Flavors & Fragrances, Inc. ...... 27,467 1,917,471
LyondellBasell Industries NV , Class A ....... 28,138 1,378,762
PPG Industries, Inc. ................... 24,411 2,822,644
RPM International, Inc. ................. 13,898 1,486,530
31,246,475
Commercial Services & Supplies — 1.4%
Cintas Corp. ........................ 37,301 7,139,038
Copart, Inc.
(a) (b)
...................... 90,430 3,669,650
Republic Services, Inc. ................. 21,900 4,710,471
Rollins, Inc. ......................... 31,731 2,009,842
Veralto Corp. ........................ 25,484 2,522,406
20,051,407
Communications Equipment — 0.9%
Ciena Corp.
(a)
....................... 15,214 3,831,037
F5, Inc.
(a)
.......................... 6,213 1,712,365
Motorola Solutions, Inc. ................ 17,979 7,237,267
12,780,669
Construction & Engineering — 1.3%
AECOM ........................... 13,804 1,331,120
Comfort Systems USA, Inc. .............. 3,786 4,323,990
EMCOR Group, Inc. ................... 4,782 3,446,531
MasTec, Inc.
(a)
....................... 6,628 1,593,901
Quanta Services, Inc. .................. 15,852 7,523,835
18,219,377
Construction Materials — 1.2%
CRH plc ........................... 72,353 8,856,730
Martin Marietta Materials, Inc. ............ 6,525 4,253,974
Vulcan Materials Co. .................. 14,309 4,300,427
17,411,131
Consumer Finance — 0.4%
SoFi Technologies, Inc.
(a)
................ 133,367 3,042,101
Synchrony Financial ................... 38,710 2,811,508
5,853,609

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc. ............. 3,904 $ 2,367,776
Dollar General Corp. .................. 23,618 3,387,530
Dollar Tree, Inc.
(a)
..................... 21,266 2,500,669
Kroger Co. (The) ..................... 66,146 4,157,276
Performance Food Group Co.
(a)
........... 16,798 1,603,369
Sysco Corp. ........................ 51,429 4,312,322
Target Corp. ........................ 48,820 5,149,045
US Foods Holding Corp.
(a)
............... 24,597 2,056,801
25,534,788
Containers & Packaging — 0.6%
Amcor plc .......................... 49,135 2,174,224
International Paper Co. ................. 56,067 2,260,621
Packaging Corp. of America ............. 9,581 2,132,251
Smurfit WestRock plc .................. 55,536 2,311,964
8,879,060
Distributors — 0.1%
Genuine Parts Co. .................... 14,909 2,072,202
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 23,472 1,637,172
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 25,816 2,870,997
Electric Utilities — 2.9%
Alliant Energy Corp. ................... 27,545 1,815,491
American Electric Power Co., Inc. .......... 55,421 6,638,050
Edison International ................... 41,348 2,575,154
Entergy Corp. ....................... 47,927 4,595,720
Evergy, Inc. ......................... 24,692 1,894,617
Eversource Energy ................... 37,797 2,612,907
Exelon Corp. ........................ 108,462 4,856,928
FirstEnergy Corp. .................... 55,565 2,630,447
NRG Energy, Inc. ..................... 20,761 3,168,751
Oklo, Inc. , Class A
(a) (b)
.................. 10,100 804,162
PG&E Corp. ........................ 235,840 3,636,653
PPL Corp. ......................... 76,086 2,758,118
Xcel Energy, Inc. ..................... 63,684 4,843,805
42,830,803
Electrical Equipment — 2.4%
AMETEK, Inc. ....................... 24,780 5,550,224
Bloom Energy Corp. , Class A
(a)
............ 23,489 3,555,530
Emerson Electric Co. .................. 60,598 8,905,482
Hubbell, Inc. ........................ 5,762 2,811,510
nVent Electric plc ..................... 17,298 1,941,874
Rockwell Automation, Inc. ............... 12,183 5,136,962
Vertiv Holdings Co. , Class A ............. 40,340 7,510,501
35,412,083
Electronic Equipment, Instruments & Components — 2.5%
CDW Corp. ......................... 14,215 1,796,634
Coherent Corp.
(a)
..................... 16,496 3,500,121
Corning, Inc. ........................ 81,139 8,377,602
Fabrinet
(a) (b)
......................... 3,930 1,923,499
Flex Ltd.
(a)
.......................... 38,054 2,398,924
Jabil, Inc. .......................... 10,737 2,546,709
Keysight Technologies, Inc.
(a)
............. 18,538 4,010,326
TE Connectivity plc ................... 31,844 7,094,206
Teledyne Technologies, Inc.
(a)
............. 5,041 3,126,932
Zebra Technologies Corp. , Class A
(a) (b)
....... 5,518 1,296,620
36,071,573
Energy Equipment & Services — 1.3%
Baker Hughes Co. , Class A .............. 106,395 5,962,376
Halliburton Co. ...................... 92,396 3,097,114
Security
Shares
Shares Value
Energy Equipment & Services (continued)
SLB Ltd. ........................... 159,584 $ 7,720,674
TechnipFMC plc ...................... 41,021 2,285,690
19,065,854
Entertainment — 1.8%
Electronic Arts, Inc. ................... 24,521 5,000,322
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,469 196,754
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 22,832 1,986,841
Live Nation Entertainment, Inc.
(a)
.......... 15,435 2,245,021
ROBLOX Corp. , Class A
(a)
............... 67,564 4,443,009
Take-Two Interactive Software, Inc.
(a)
........ 18,277 4,026,423
TKO Group Holdings, Inc. , Class A ......... 7,395 1,498,079
Warner Bros Discovery, Inc.
(a)
............ 244,013 6,720,118
26,116,567
Financial Services — 2.2%
Affirm Holdings, Inc. , Class A
(a)
............ 28,942 1,745,203
Apollo Global Management, Inc. ........... 44,616 6,002,637
Block, Inc. , Class A
(a)
.................. 59,071 3,569,660
Corpay, Inc.
(a)
....................... 7,257 2,283,270
Equitable Holdings, Inc. ................ 25,605 1,188,072
Fidelity National Information Services, Inc. .... 56,728 3,134,222
Fiserv, Inc.
(a)
........................ 58,285 3,714,503
Global Payments, Inc. ................. 26,243 1,882,673
PayPal Holdings, Inc. .................. 100,801 5,311,205
Rocket Cos., Inc. , Class A ............... 95,427 1,711,006
Toast, Inc. , Class A
(a)
.................. 53,286 1,657,727
32,200,178
Food Products — 1.7%
Archer-Daniels-Midland Co. .............. 48,847 3,287,892
Bunge Global SA ..................... 14,505 1,651,829
General Mills, Inc. .................... 57,328 2,651,993
Hershey Co. (The) .................... 15,868 3,090,293
Kraft Heinz Co. (The) .................. 93,958 2,230,563
McCormick & Co., Inc. (Non-Voting) , NVS .... 27,074 1,673,985
Mondelez International, Inc. , Class A ........ 139,393 8,150,309
Tyson Foods, Inc. , Class A .............. 29,399 1,920,637
24,657,501
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 17,083 2,841,586
Ground Transportation — 1.5%
CSX Corp. ......................... 200,822 7,583,039
JB Hunt Transport Services, Inc. .......... 8,257 1,673,859
Norfolk Southern Corp. ................. 24,348 7,091,111
Old Dominion Freight Line, Inc. ........... 19,693 3,410,828
XPO, Inc.
(a)
......................... 12,661 1,875,221
21,634,058
Health Care Equipment & Supplies — 2.6%
Becton Dickinson & Co. ................ 30,941 6,295,875
Cooper Cos., Inc. (The)
(a)
............... 21,293 1,732,824
Dexcom, Inc.
(a)
...................... 41,964 3,065,050
Edwards Lifesciences Corp.
(a)
............ 62,939 5,120,717
GE HealthCare Technologies, Inc. ......... 48,955 3,865,976
Hologic, Inc.
(a)
....................... 24,172 1,811,208
IDEXX Laboratories, Inc.
(a)
............... 8,247 5,529,284
Insulet Corp.
(a)
....................... 7,512 1,921,645
ResMed, Inc. ....................... 15,793 4,079,490
STERIS plc ......................... 10,254 2,692,700
Zimmer Biomet Holdings, Inc. ............ 21,498 1,871,831
37,986,600

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services — 2.7%
Cardinal Health, Inc. ................... 25,666 $ 5,515,110
Cencora, Inc. ....................... 19,695 7,074,838
Centene Corp.
(a)
..................... 50,573 2,190,822
Cigna Group (The) .................... 27,735 7,602,441
Elevance Health, Inc. .................. 23,849 8,245,553
Humana, Inc. ....................... 12,963 2,530,378
Labcorp Holdings, Inc. ................. 9,024 2,450,196
Quest Diagnostics, Inc. ................. 11,962 2,237,253
Tenet Healthcare Corp.
(a)
................ 9,460 1,790,589
39,637,180
Health Care REITs — 0.3%
Ventas, Inc. ........................ 48,069 3,733,519
Health Care Technology — 0.2%
Veeva Systems, Inc. , Class A
(a)
........... 16,109 3,284,947
Hotels, Restaurants & Leisure — 3.8%
Airbnb, Inc. , Class A
(a)
.................. 44,935 5,813,241
Carnival Corp.
(a)
...................... 116,448 3,495,769
Chipotle Mexican Grill, Inc.
(a)
............. 141,190 5,488,055
Darden Restaurants, Inc. ............... 12,585 2,508,820
DraftKings, Inc. , Class A
(a)
............... 52,834 1,453,463
Expedia Group, Inc. ................... 12,559 3,326,126
Flutter Entertainment plc
(a)
............... 17,847 2,947,432
Hilton Worldwide Holdings, Inc. ........... 23,442 6,997,671
Las Vegas Sands Corp. ................ 33,434 1,762,975
Marriott International, Inc. , Class A ......... 23,757 7,490,582
Royal Caribbean Cruises Ltd. ............ 27,200 8,830,480
Yum! Brands, Inc. .................... 30,203 4,696,567
54,811,181
Household Durables — 1.2%
DR Horton, Inc. ...................... 28,471 4,237,624
Garmin Ltd. ......................... 17,407 3,509,947
Lennar Corp. , Class A .................. 22,896 2,503,678
Lennar Corp. , Class B ................. 954 96,602
NVR, Inc.
(a)
......................... 284 2,168,547
PulteGroup, Inc. ..................... 20,985 2,625,014
Somnigroup International, Inc. ............ 20,099 1,765,697
16,907,109
Household Products — 1.1%
Church & Dwight Co., Inc. ............... 25,789 2,482,191
Clorox Co. (The) ..................... 13,358 1,506,649
Colgate-Palmolive Co. ................. 87,314 7,883,581
Kimberly-Clark Corp. .................. 35,885 3,588,141
15,460,562
Independent Power and Renewable Electricity Producers — 0.5%
Talen Energy Corp.
(a)
.................. 4,494 1,565,530
Vistra Corp. ........................ 36,365 5,758,398
7,323,928
Insurance — 5.0%
Aflac, Inc. .......................... 50,692 5,624,277
Allstate Corp. (The) ................... 28,459 5,663,056
American International Group, Inc. ......... 57,694 4,320,127
Aon plc , Class A ..................... 23,131 8,087,523
Arch Capital Group Ltd.
(a)
............... 40,064 3,847,747
Arthur J Gallagher & Co. ................ 27,359 6,822,514
Brown & Brown, Inc. ................... 29,890 2,155,069
Cincinnati Financial Corp. ............... 16,661 2,680,588
Fidelity National Financial, Inc. , Class A ...... 27,803 1,512,205
Hartford Insurance Group, Inc. (The) ........ 30,411 4,107,310
Loews Corp. ........................ 18,807 1,985,455
Markel Group, Inc.
(a)
................... 1,281 2,614,060
Security
Shares
Shares Value
Insurance (continued)
MetLife, Inc. ........................ 59,471 $ 4,691,072
Principal Financial Group, Inc. ............ 24,085 2,281,331
Prudential Financial, Inc. ................ 37,607 4,178,514
Travelers Cos., Inc. (The) ............... 24,174 6,877,745
Willis Towers Watson plc ................ 9,880 3,136,604
WR Berkley Corp. .................... 30,888 2,118,299
72,703,496
Interactive Media & Services — 0.3%
(a)
Pinterest, Inc. , Class A ................. 64,551 1,428,514
Reddit, Inc. , Class A ................... 13,597 2,451,131
3,879,645
IT Services — 1.7%
Cloudflare, Inc. , Class A
(a)
............... 33,334 5,911,785
Cognizant Technology Solutions Corp. , Class A . 51,831 4,253,252
CoreWeave, Inc. , Class A
(a) (b)
............. 27,011 2,517,155
Gartner, Inc.
(a)
....................... 8,206 1,720,060
GoDaddy, Inc. , Class A
(a)
................ 14,583 1,465,883
MongoDB, Inc. , Class A
(a)
............... 8,455 3,139,595
Okta, Inc. , Class A
(a)
................... 17,949 1,516,331
Twilio, Inc. , Class A
(a)
.................. 15,695 1,890,620
VeriSign, Inc. ....................... 8,594 2,098,913
24,513,594
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. ............... 30,691 4,107,990
Illumina, Inc.
(a)
....................... 16,421 2,377,925
IQVIA Holdings, Inc.
(a)
.................. 18,156 4,178,604
Medpace Holdings, Inc.
(a)
............... 2,480 1,444,551
Mettler-Toledo International, Inc.
(a)
......... 2,246 3,084,297
Waters Corp.
(a)
...................... 6,367 2,360,374
West Pharmaceutical Services, Inc. ........ 7,734 1,787,482
19,341,223
Machinery — 3.4%
Cummins, Inc. ....................... 14,804 8,568,851
Dover Corp. ........................ 14,754 2,972,783
Fortive Corp. ........................ 34,139 1,802,881
Graco, Inc. ......................... 18,163 1,586,175
Illinois Tool Works, Inc. ................. 31,109 8,127,537
Ingersoll Rand, Inc.
(b)
.................. 42,350 3,645,912
Otis Worldwide Corp. .................. 42,526 3,632,571
PACCAR, Inc. ....................... 55,318 6,799,135
Pentair plc ......................... 17,826 1,878,326
Snap-on, Inc. ....................... 5,466 2,001,157
Westinghouse Air Brake Technologies Corp. ... 18,409 4,236,647
Xylem, Inc. ......................... 25,926 3,574,418
48,826,393
Media — 0.8%
Charter Communications, Inc. , Class A
(a) (b)
.... 9,732 2,005,960
Fox Corp. , Class A, NVS ................ 21,608 1,572,630
Fox Corp. , Class B .................... 14,374 942,503
News Corp. , Class A, NVS .............. 41,190 1,113,366
News Corp. , Class B .................. 11,265 350,341
Omnicom Group, Inc. .................. 34,696 2,672,980
Paramount Skydance Corp. , Class B, NVS .... 95,012 1,065,085
Trade Desk, Inc. (The) , Class A
(a)
.......... 48,397 1,467,881
11,190,746
Metals & Mining — 2.3%
Freeport-McMoRan, Inc. ................ 154,499 9,305,475
Newmont Corp. ...................... 118,069 13,265,052
Nucor Corp. ........................ 24,571 4,366,758
Reliance, Inc. ....................... 5,689 1,874,526
Royal Gold, Inc. ...................... 8,669 2,282,634

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Steel Dynamics, Inc. ................... 14,654 $ 2,631,419
33,725,864
Multi-Utilities — 2.6%
Ameren Corp. ....................... 29,057 3,001,007
CenterPoint Energy, Inc. ................ 70,221 2,787,071
CMS Energy Corp. .................... 32,067 2,292,470
Consolidated Edison, Inc. ............... 38,713 4,127,967
Dominion Energy, Inc. .................. 91,770 5,521,801
DTE Energy Co. ..................... 22,207 2,984,177
NiSource, Inc. ....................... 50,082 2,218,132
Public Service Enterprise Group, Inc. ....... 53,602 4,414,661
Sempra ........................... 70,199 6,108,015
WEC Energy Group, Inc. ................ 33,838 3,744,851
37,200,152
Oil, Gas & Consumable Fuels — 5.1%
Cheniere Energy, Inc. .................. 23,112 4,888,650
Coterra Energy, Inc. ................... 81,375 2,347,669
Devon Energy Corp. ................... 65,794 2,645,577
Diamondback Energy, Inc. ............... 20,427 3,349,007
EOG Resources, Inc. .................. 58,639 6,575,191
EQT Corp. ......................... 66,608 3,845,280
Expand Energy Corp. .................. 24,454 2,748,874
Kinder Morgan, Inc. ................... 211,269 6,441,592
Marathon Petroleum Corp. .............. 31,134 5,485,499
Occidental Petroleum Corp. .............. 70,387 3,194,866
ONEOK, Inc. ........................ 66,850 5,293,851
Phillips 66 .......................... 43,315 6,218,301
Targa Resources Corp. ................. 23,295 4,681,829
Texas Pacific Land Corp. ................ 6,121 2,132,312
Valero Energy Corp. ................... 32,768 5,945,098
Williams Cos., Inc. (The) ................ 130,681 8,789,604
74,583,200
Passenger Airlines — 0.7%
Delta Air Lines, Inc. ................... 69,981 4,611,048
Southwest Airlines Co. ................. 49,383 2,346,680
United Airlines Holdings, Inc.
(a)
............ 35,099 3,591,330
10,549,058
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) , Class A ...... 26,151 3,014,687
Kenvue, Inc. ........................ 186,659 3,247,867
6,262,554
Pharmaceuticals — 0.5%
Royalty Pharma plc , Class A ............. 38,036 1,585,340
Zoetis, Inc. , Class A ................... 48,058 5,998,600
7,583,940
Professional Services — 1.4%
Broadridge Financial Solutions, Inc. ........ 12,606 2,484,769
Equifax, Inc. ........................ 13,220 2,662,508
Jacobs Solutions, Inc. .................. 13,196 1,784,891
Leidos Holdings, Inc. .................. 13,054 2,457,807
Paychex, Inc. ....................... 34,882 3,597,380
SS&C Technologies Holdings, Inc. ......... 23,211 1,900,749
TransUnion
(b)
........................ 20,976 1,657,523
Verisk Analytics, Inc. ................... 15,069 3,276,905
19,822,532
Real Estate Management & Development — 0.7%
(a)
CBRE Group, Inc. , Class A .............. 32,032 5,456,010
CoStar Group, Inc. .................... 42,930 2,640,195
Zillow Group, Inc. , Class A ............... 5,643 351,220
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C, NVS .......... 18,147 $ 1,143,806
9,591,231
Residential REITs — 0.8%
AvalonBay Communities, Inc. ............ 14,688 2,609,617
Equity Residential .................... 37,072 2,310,327
Essex Property Trust, Inc. ............... 6,623 1,668,135
Invitation Homes, Inc. .................. 60,244 1,610,322
Mid-America Apartment Communities, Inc. .... 12,593 1,691,240
Sun Communities, Inc. ................. 11,873 1,512,976
11,402,617
Retail REITs — 1.0%
Kimco Realty Corp. ................... 73,228 1,543,646
Realty Income Corp. ................... 95,936 5,867,446
Simon Property Group, Inc. .............. 34,918 6,680,163
14,091,255
Semiconductors & Semiconductor Equipment — 2.8%
Astera Labs, Inc.
(a)
.................... 14,053 2,116,663
Credo Technology Group Holding Ltd.
(a)
...... 15,930 1,995,710
Entegris, Inc. ........................ 16,124 1,903,761
First Solar, Inc.
(a)
..................... 10,945 2,468,316
Marvell Technology, Inc. ................ 92,617 7,309,334
Microchip Technology, Inc. ............... 58,267 4,423,631
Monolithic Power Systems, Inc. ........... 4,915 5,525,197
NXP Semiconductors NV ............... 26,057 5,892,530
ON Semiconductor Corp.
(a)
.............. 43,291 2,592,698
Qnity Electronics, Inc. .................. 22,470 2,161,164
Teradyne, Inc. ....................... 16,833 4,057,595
40,446,599
Software — 3.7%
Atlassian Corp. , Class A
(a)
............... 17,933 2,119,322
Autodesk, Inc.
(a)
...................... 22,870 5,783,137
Bentley Systems, Inc. , Class B
(b)
........... 14,770 518,722
Circle Internet Group, Inc. , Class A
(a)
........ 4,937 315,622
Datadog, Inc. , Class A
(a)
................ 33,048 4,273,767
DocuSign, Inc.
(a)
..................... 22,028 1,157,351
Dynatrace, Inc.
(a)
..................... 32,199 1,226,460
Fair Isaac Corp.
(a)
..................... 2,510 3,672,557
Fortinet, Inc.
(a)
....................... 67,677 5,499,433
Gen Digital, Inc. ...................... 61,212 1,468,476
Guidewire Software, Inc.
(a)
............... 9,050 1,273,878
HubSpot, Inc.
(a)
...................... 5,408 1,514,240
Nutanix, Inc. , Class A
(a)
................. 27,768 1,092,116
PTC, Inc.
(a)
......................... 12,806 1,999,401
Roper Technologies, Inc. ................ 11,441 4,247,243
Strategy, Inc. , Class A
(a)
................ 28,830 4,316,139
Trimble, Inc.
(a)
....................... 25,771 1,742,120
Tyler Technologies, Inc.
(a)
............... 4,613 1,704,042
Unity Software, Inc.
(a)
.................. 34,833 1,013,640
Workday, Inc. , Class A
(a) (b)
............... 23,224 4,078,831
Zoom Communications, Inc. , Class A
(a)
...... 25,738 2,370,470
Zscaler, Inc.
(a)
....................... 10,635 2,127,106
53,514,073
Specialized REITs — 1.9%
Crown Castle, Inc. .................... 44,442 3,858,010
Digital Realty Trust, Inc. ................ 34,242 5,682,460
Extra Space Storage, Inc. ............... 22,005 3,036,030
Iron Mountain, Inc. .................... 31,763 2,926,325
Public Storage ....................... 17,052 4,709,592
SBA Communications Corp. ............. 11,616 2,138,622
VICI Properties, Inc. ................... 113,218 3,179,161

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs (continued)
Weyerhaeuser Co. .................... 74,584 $ 1,922,776
27,452,976
Specialty Retail — 2.1%
AutoZone, Inc.
(a)
..................... 1,799 6,664,018
Best Buy Co., Inc. .................... 21,077 1,372,113
Burlington Stores, Inc.
(a)
................ 6,754 1,998,238
Carvana Co. , Class A
(a)
................. 14,856 5,958,890
Ross Stores, Inc. ..................... 34,289 6,468,620
Tractor Supply Co. .................... 54,818 2,789,140
Ulta Beauty, Inc.
(a)
.................... 4,844 3,135,812
Williams-Sonoma, Inc. ................. 13,228 2,707,110
31,093,941
Technology Hardware, Storage & Peripherals — 2.9%
Dell Technologies, Inc. , Class C ........... 33,145 3,793,114
Hewlett Packard Enterprise Co. ........... 141,614 3,047,533
HP, Inc. ........................... 101,786 1,978,720
IonQ, Inc.
(a) (b)
........................ 37,660 1,505,647
NetApp, Inc. ........................ 20,777 2,001,864
Pure Storage, Inc. , Class A
(a)
............. 33,055 2,298,645
Sandisk Corp.
(a)
...................... 12,510 7,208,887
Seagate Technology Holdings plc .......... 21,952 8,949,611
Super Micro Computer, Inc.
(a)
............. 56,761 1,652,313
Western Digital Corp. .................. 37,041 9,268,769
41,705,103
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.
(a)
............... 11,344 1,979,528
NIKE, Inc. , Class B ................... 121,464 7,507,690
Tapestry, Inc. ........................ 22,298 2,829,839
12,317,057
Trading Companies & Distributors — 1.6%
Fastenal Co. ........................ 122,814 5,325,215
Ferguson Enterprises, Inc. ............... 21,589 5,450,359
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
United Rentals, Inc. ................... 6,843 $ 5,351,636
Watsco, Inc. ........................ 3,753 1,450,347
WW Grainger, Inc. .................... 4,804 5,188,032
22,765,589
Water Utilities — 0.2%
American Water Works Co., Inc. ........... 20,963 2,706,952
Total Long-Term Investments — 99 .9%
(Cost: $ 1,134,022,588 ) ............................ 1,450,690,433
Short-Term Securities
Money Market Funds — 1.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 24,790,380 24,802,776
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 1,408,827 1,408,827
Total Short-Term Securities — 1 .8%
(Cost: $ 26,203,959 ) ............................... 26,211,603
Total Investments — 101 .7%
(Cost: $ 1,160,226,547 ) ............................ 1,476,902,036
Liabilities in Excess of Other Assets — (1.7) % ............. (24,200,607)
Net Assets — 100.0% ...............................
$ 1,452,701,429
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,133,198 $ 1,667,473
(a)
$ — $ 1,146 $ 959 $ 24,802,776 24,790,380 $ 131,977
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,037,118 — (628,291)
(a)
— — 1,408,827 1,408,827 49,233 —
$ 1,146 $ 959 $ 26,211,603 $ 181,210 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 4 03/20/26 $ 1,379 $ 39,600
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,450,690,433 $ — $ — $ 1,450,690,433
Short-Term Securities
Money Market Funds ...................................... 26,211,603 — — 26,211,603
$ 1,476,902,036 $ — $ — $ 1,476,902,036
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 39,600 $ — $ — $ 39,600
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust